Employee Benefit Plan, Tax Status (Tables) - ORIP	12 Months Ended
Dec. 31, 2025
EBP, Tax Status [Abstract]
EBP, Tax Status	Income Tax Status
The Plan has received a favorable determination letter from the Internal Revenue Service ("IRS") dated January 21, 2015 stating that the Plan is qualified under Section 401(a) of the Code and that the related trust is exempt from taxation. The Plan is required to operate in conformity with the Code to maintain its qualification. The Plan has been amended since receiving the determination letter. The Plan administrator believes the Plan, as amended, has been designed and is being operated in compliance with the applicable requirements of the Code.

U.S. GAAP requires Plan management to evaluate uncertain tax positions taken on behalf of the Plan. The financial statement effects of a tax position are recognized when the position is more likely than not, based on the technical merits, to be sustained upon examination by the IRS. The Plan administrator has analyzed the tax positions taken by the Plan, and has concluded that, as of December 31, 2025, there are no uncertain positions taken or expected to be taken. No interest or penalties related to uncertain tax positions have been recognized on behalf of the Plan. The Plan is subject to routine audits by taxing jurisdictions; however, there are currently no audits for any tax periods in progress.

EBP, Tax Status [Line Items]
EBP, Tax Status	Income Tax Status
The Plan has received a favorable determination letter from the Internal Revenue Service ("IRS") dated January 21, 2015 stating that the Plan is qualified under Section 401(a) of the Code and that the related trust is exempt from taxation. The Plan is required to operate in conformity with the Code to maintain its qualification. The Plan has been amended since receiving the determination letter. The Plan administrator believes the Plan, as amended, has been designed and is being operated in compliance with the applicable requirements of the Code.

U.S. GAAP requires Plan management to evaluate uncertain tax positions taken on behalf of the Plan. The financial statement effects of a tax position are recognized when the position is more likely than not, based on the technical merits, to be sustained upon examination by the IRS. The Plan administrator has analyzed the tax positions taken by the Plan, and has concluded that, as of December 31, 2025, there are no uncertain positions taken or expected to be taken. No interest or penalties related to uncertain tax positions have been recognized on behalf of the Plan. The Plan is subject to routine audits by taxing jurisdictions; however, there are currently no audits for any tax periods in progress.